Income taxes - Changes net deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements in net deferred tax balance
Net deferred tax balance, as of January 1	€ 4,734	€ 4,561	€ 4,169
Adoption of new IFRS standards		(1)	19
Recognized in income statement, continuing operations	(2,961)	229	341
Recognized in income statement, discontinuing operations	1		29
Recognized in other comprehensive income	(115)	(84)	(57)
Recognized in equity	2	(7)	6
Acquisitions through business combinations and disposals	4
Translation differences	(103)	36	54
Net deferred tax balance, as of December 31	€ 1,562	€ 4,734	€ 4,561